Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Available-for-sale, at fair value	$ 277,085	$ 308,364
Fair value asset derivatives	36,355	85,129
Financial liabilities
Fair value liability derivatives	(34,298)	(87,188)
Brokers [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	0	0
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	340	621
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	340	621
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	33	171
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	307	450
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	1,158	968
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	1,158	968
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	1,158	968
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	926	899
Available-for-sale, at fair value	3,389	22,870
Fair value asset derivatives	19	22
Financial liabilities
Fair value liability derivatives	(19)	(109)
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	3,389	22,870
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	3,389	22,870
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	215	60
Available-for-sale, at fair value	266,971	279,229
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	(1)
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	266,744	278,871
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	2,930	2,949
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	50,401	49,837
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	168,948	176,923
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	44,465	49,162
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	227	358
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	146	354
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	146	354
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	49	208
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	75	92
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	22	54
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	$ 0	$ 0